ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Detail Narrative) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Accounts Payable And Accrued Liabilities [Abstract]
Stock issued during period, shares, issued for settlement of accounts payable	100,317	159,873	81,937
Stock issued during period, value, issued for settlement of accounts payable	$ 306,620	$ 634,175	$ 449,291
Amount of accounts payable settlement	346,000	535,688	595,045
Gain on debt settlements	$ 39,380	$ (98,487)	$ 145,764